Document And Entity Information	Jun. 24, 2026
Document Information [Line Items]
Entity, Registrant Name	First Trinity Financial Corporation
Document, Type	8-K
Document, Period End Date	Jun. 24, 2026
Entity, File Number	000-52613
Entity, Incorporation, State or Country Code	OK
Entity, Tax Identification Number	34-1991436
Entity, Address, Address Line One	7633 East 63rd Place, Suite 230
Entity, Address, City or Town	Tulsa
Entity, Address, State or Province	OK
Entity, Address, Postal Zip Code	74133
City Area Code	918
Local Phone Number	249-2438
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001395585